UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,   Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 64.5%
	COMMODITY FUND - 2.0%
12,184	ProShares UltraShort Gold *	$ 828,878

	DEBT FUND - 16.8%
29,200	iShares Barclays 20+ Year Treasury Bond ETF	3,438,592
37,000	iShares iBoxx $ High Yield Corporate Bond Fund	3,490,950
		6,929,542
	LARGE CAP GROWTH - 8.8%
22,331	iShares Russell 1000 Growth Index Fund	1,592,647
53,500	ProShares UltraShort Dow30 *	2,029,255
		3,621,902
	LARGE CAP VALUE - 5.9%
74,381	Guggenheim Defensive Equity ETF	2,418,126

	SMALL CAP GROWTH - 11.0%
492,778	Direxion Daily Small Cap Bear 3x Shares *	4,553,268

	SPECIALTY FUNDS - 20.0%
84,965	iShares Dow Jones U.S. Telecommunications Sector Index Fund	2,064,650
34,932	iShares PHLX SOX Semiconductor Sector Index Fund	2,068,324
52,948	SPDR Utilities Select Sector Fund	2,067,619
24,427	Vanguard Utilities ETF	2,070,188
		8,270,781

	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,473,849)	26,622,497

	MUTUAL FUNDS - 36.4%
	ASSET ALLOCATION FUND - 19.7%
105,820	Litman Gregory Masters Alternative Strategies Fund	1,193,651
480,490	Palmer Square Absolute Return Fund - Institutional Shares	4,728,025
202,703	PIMCO All Asset All Authority Fund - Institutiional Shares	2,217,568
		8,139,244
	DEBT FUND - 5.5%
82,920	Guggenheim Macro Opportunities Fund - Institutional Shares	2,287,760

	EQUITY FUND - 11.2%
180,418	Calamos Market Neutral Income Fund	2,296,723
222,271	Palmer Square SSI Alternative Income Fund	2,304,951
		4,601,674

	TOTAL MUTUAL FUNDS (Cost - $14,812,918)	15,028,678

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
1,429,082	HighMark Diversified Money Market Fund, 0.00% ** (Cost $1,429,082)	$ 1,429,082

	TOTAL INVESTMENTS - 104.4% (Cost - $42,715,849) (a)	$ 43,080,257
	OTHER ASSETS LESS LIABILITIES - NET - (4.4) %	(1,804,612)
	NET ASSETS - 100.0%	$ 41,275,645

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,715,849 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 446,721
	Unrealized depreciation:	(82,313)
	Net unrealized appreciation:	$ 364,408

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 63.2%
	ASSET ALLOCATION FUND - 19.7%
523,019	PowerShares DB US Dollar Index Bullish Fund *	$ 11,820,229
66,346	ProShares UltraShort Euro *	1,326,920
		13,147,149
	DEBT FUND - 38.7%
49,900	iShares Barclays MBS Bond Fund	3,288,410
22,515	iShares Barclays 20+ Year Treasury Bond ETF	2,651,366
28,465	iShares Barclays MBS Bond Fund	3,072,512
15,299	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,834,350
8,722	iShares JPMorgan USD Emerging Markets Bond Fund	1,024,573
43,184	iShares S&P US Preferred Stock Index Fund	1,749,816
32,200	Peritus High Yield ETF	1,650,250
47,270	PowerShares Emerging Markets Sovereign Debt Portfolio	1,407,701
9,600	ProShares UltraShort 20+ Year Treasury *	630,816
75,297	SPDR Nuveen Barclays Municipal Bond ETF	1,810,893
25,430	SPDR Nuveen S&P High Yield Municipal Bond ETF	1,487,655
45,007	Vanguard Intermediate-Term Bond ETF	3,961,966
13,542	Vanguard Long-Term Corporate Bond ETF	1,207,269
		25,777,577

	LARGE CAP GROWTH - 1.0%
53,542	Direxion Daily S&P 500 Bear 3x Shares *	659,638

	LARGE CAP VALUE - 1.0%
19,780	Guggenheim Defensive Equity ETF	643,048

	SPECIALTY FUNDS - 2.8%
93,427	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,461,198
12,262	ProShares UltraShort Financials *	324,698
5,449	ProShares VIX Short-Term Futures ETF *	59,449
		1,845,345

	TOTAL EXCHANGE TRADED FUNDS (Cost $42,190,461)	42,072,757

	MUTUAL FUNDS - 21.4%
	ASSET ALLOCATION FUND - 4.5%
273,743	PIMCO All Asset All Authority Fund - Institutional Shares	2,994,754

	DEBT FUND - 9.2%
220,390	Guggenheim Macro Opportunities Fund - Institutional Shares	6,080,569

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	EQUITY FUND - 7.7%
160,751	Calamos Market Neutral Income Fund	$ 2,046,364
298,966	Palmer Square SSI Alternative Income Fund	3,100,276
		5,146,640

	TOTAL MUTUAL FUNDS (Cost $14,080,780)	14,221,963

Par Amount
	EXCHANGE TRADED NOTES - 11.4%
$ 2,606,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,954,185
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,462,179
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,155,000
	TOTAL EXCHANGE TRADED NOTES (Cost $7,611,014)	7,571,364

Shares
	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
4,006,231	HighMark Diversified Money Market Fund, 0.00% ** (Cost $4,006,231)	4,006,231

	TOTAL INVESTMENTS - 102.0% (Cost - $67,888,486) (a)	$ 67,872,315
	OTHER ASSETS LESS LIABILITIES - NET - (2.0) %	(1,338,324)
	NET ASSETS - 100.0%	$ 66,533,991

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,194,613 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 521,575
	Unrealized depreciation:	(843,873)
	Net unrealized depreciation:	$ (322,298)

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 57.8%
	DEBT FUND - 8.3%
5,000	iShares Barclays 20+ Year Treasury Bond ETF	$ 588,800
17,200	SPDR Barclays High Yield Bond ETF	707,092
		1,295,892
	EMERGING MARKET - 2.5%
9,066	Vanguard FTSE Emerging Markets ETF	388,841

	INTERNATIONAL FUND - 8.6%
2,175	Vanguard FTSE All-World ex-US Small-Cap ETF	205,538
31,382	Vanguard MSCI EAFE ETF	1,143,246
		1,348,784
	LARGE CAP GROWTH - 13.0%
12,500	Direxion Daily S&P 500 Bear 3x Shares *	154,000
24,314	Vanguard Growth ETF	1,884,578
		2,038,578
	LARGE CAP VALUE - 14.4%
11,230	Guggenheim Defensive Equity ETF	365,087
28,764	Vanguard Value ETF	1,886,918
		2,252,005
	SMALL CAP GROWTH - 3.9%
17,000	Direxion Daily Small Cap Bear 3x Shares *	157,080
4,899	Vanguard Small-Cap ETF	446,544
		603,624
	SMALL CAP VALUE - 2.0%
3,708	SPDR S&P 600 Small Cap Value ETF	319,370

	SPECIALTY FUNDS - 5.1%
13,600	ProShares VIX Short-Term Futures ETF *	148,376
7,754	Vanguard Utilities ETF	657,152
		805,528

	TOTAL EXCHANGE TRADED FUNDS (Cost $8,933,909)	9,052,622

	MUTUAL FUND - 13.0%
	ASSET ALLOCATION FUND - 13.0%
185,773	PIMCO All Asset All Authority Fund - Institutional Shares (Cost $2,019,118)	2,032,358

Par Amount
	EXCHANGE TRADED NOTE - 27.5%
$ 4,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 * (Cost $4,442,140)	4,310,000

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
272,325	HighMark Diversified Money Market Fund, 0.00% ** (Cost $272,325)	$ 272,325

	TOTAL INVESTMENTS - 100.1% (Cost - $15,667,492) (a)	$ 15,667,305
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(12,385)
	NET ASSETS - 100.0%	$ 15,654,920

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,825,938 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 170,637
	Unrealized depreciation:	(329,270)
	Net unrealized depreciation:	$ (158,633)

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 58.4%
	DEBT FUND - 18.1%
12,736	iShares Barclays 20+ Year Treasury Bond ETF	$ 1,499,791
15,754	iShares Core Total U.S. Bond Market ETF	1,744,440
7,047	iShares iBoxx $ High Yield Corporate Bond Fund	664,885
		3,909,116
	LARGE CAP GROWTH - 1.0%
2,510	ProShares Ultra Dow30	220,278

	MID CAP GROWTH - 8.0%
13,107	Direxion Daily Mid Cap Bull 3x Shares	711,841
7,183	iShares Russell Midcap Growth Index Fund	501,876
2,488	SPDR S&P MidCap 400 ETF Trust	521,783
		1,735,500
	MID CAP VALUE - 3.8%
14,457	iShares Russell Midcap Value Index Fund	824,049

	SMALL CAP GROWTH - 8.6%
7,828	Direxion Daily Small Cap Bull 3x Shares *	696,379
12,296	iShares Russell 2000 Index Fund	1,159,021
		1,855,400
	SMALL CAP VALUE - 2.2%
5,842	Vanguard Small-Cap Value ETF	479,920

	SPECIALTY FUNDS - 16.7%
4,907	iShares Dow Jones U.S. Healthcare Sector Index Fund	473,133
18,106	iShares Dow Jones U.S. Telecommunications Sector Index Fund	439,976
7,448	iShares PHLX SOX Semiconductor Sector Index Fund	440,996
11,755	SPDR Consumer Staples Select Sector Fund	467,379
25,442	SPDR Financial Select Sector Fund	462,790
7,347	SPDR S&P Oil & Gas Exploration & Production ETF	444,420
6,266	SPDR S&P Retail ETF	440,750
11,290	SPDR Utilities Select Sector Fund	440,875
		3,610,319

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,395,967)	12,634,582

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	MUTUAL FUNDS - 11.1%
	ASSET ALLOCATION FUND - 11.1%
200,420	KCM Macro Trends Fund (Cost - $2,312,981)	$ 2,407,039

Par Amount
	EXCHANGE TRADED NOTES - 21.8%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,561,956
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,155,000
	TOTAL EXCHANGE TRADED NOTES (Cost - $4,672,153)	4,716,956
Shares
	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
1,263,147	HighMark Diversified Money Market Fund, 0.00% ** (Cost $1,263,147)	1,263,147

	TOTAL INVESTMENTS - 97.1% (Cost - $20,644,248) (a)	$ 21,021,724
	OTHER ASSETS LESS LIABILITIES - NET - 2.9%	615,560
	NET ASSETS - 100.0%	$ 21,637,284

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,894,345 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 392,880
	Unrealized depreciation:	(265,501)
	Net unrealized appreciation:	$ 127,379

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

 If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of Match 31, 2013 for the Funds' investments measured at fair value:

PSI Market Neutral
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 26,622,497	$ -	$ -	$ 26,622,497
Mutual Funds	15,028,678	-	-	15,028,678
Short-Term Investments	1,429,082	-	-	1,429,082
Total	$ 43,080,257	$ -	$ -	$ 43,080,257

PSI Total Return
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 42,072,757	$ -	$ -	$ 42,072,757
Mutual Funds	14,221,963	-	-	14,221,963
Exchange Traded Notes	-	7,571,364	-	7,571,364
Short-Term Investments	4,006,231	-	-	4,006,231
Total	$ 60,300,951	$ 7,571,364	$ -	$ 67,872,315

PSI Strategic Growth
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,052,622	$ -	$ -	$ 9,052,622
Mutual Funds	2,032,358	-	-	2,032,358
Exchange Traded Notes	-	4,310,000	-	4,310,000
Short-Term Investments	272,325	-	-	272,325
Total	$ 11,357,305	$ 4,310,000	$ -	$ 15,667,305

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

PSI Tactical Growth
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,634,582	$ -	$ -	$ 12,634,582
Mutual Funds	2,407,039	-	-	2,407,039
Exchange Traded Notes	-	4,716,956	-	4,716,956
Short-Term Investments	1,263,147	-	-	1,263,147
Total	$ 16,304,768	$ 4,716,956	$ -	$ 21,021,724

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/17/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/17/13

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       5/17/13